Employee Benefit Plans - Schedule of Significant Assumptions Adopted in Measuring the Company’s Pension and Other Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canadian [Member]
Actuarial benefit obligation
Discount rate	4.70%	4.65%
Benefit costs for the year ended
Discount rate	4.65%	4.65%
Future salary growth	2.50%	2.50%
US [Member]
Actuarial benefit obligation
Discount rate	5.35%	5.60%
Benefit costs for the year ended
Discount rate	5.60%	5.10%
Future salary growth